Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 63	$ 81	$ 64
Tax benefit recognized in income	16	18	14
Excess tax benefit recognized in income	14	10	16
Stock Option Awards [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	8	12	11
Employee Share Investment Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	23	20	21
Share Units Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	31	47	28
Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 1	$ 2	$ 4